CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 489,590	$ 1,342,435
Prepaid expenses	123,334	467,021
Total current assets	612,924	1,809,456
Investments held in Trust	69,830,544	285,581,779
Total Assets	70,443,468	287,391,235
Current Liabilities:
Accrued expenses	1,286,564	132,417
Excise tax payable	2,209,958	0
Income tax payable	2,028,472	455,833
Total current liabilities	5,524,994	588,250
Deferred underwriting commission		0
Deferred income taxes	62,441	317,426
Total Liabilities	5,587,435	905,676
Commitments and contingencies (Note 4)
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 6,443,098 and 27,600,000 shares at redemption value of $10.74 and $10.31 at September 30, 2023 and December 31, 2022, respectively	69,209,295	284,449,019
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
(Accumulated Deficit) Retained earnings	(4,353,952)	2,035,850
Total Stockholders' (Deficit) Equity	(4,353,262)	2,036,540
Total Liabilities, Temporary Equity and Stockholders' (Deficit) Equity	70,443,468	287,391,235
Class A Common Stock [Member]
Temporary Equity:
Class A common stock subject to possible redemption; $0.0001 par value; 6,443,098 and 27,600,000 shares at redemption value of $10.74 and $10.31 at September 30, 2023 and December 31, 2022, respectively	69,209,295	284,449,019
Stockholders' Equity (Deficit):
Common stock	0	0
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock	$ 690	$ 690